Cover	Oct. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001439222
Document Type	8-K
Document Period End Date	Oct. 31, 2024
Entity Registrant Name	Agios Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36014
Entity Tax Identification Number	26-0662915
Entity Address, Address Line One	88 Sidney Street,
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	649-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 per share
Trading Symbol	AGIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false